Investments for account of policyholders (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Investments for account of policyholders

	Note	2022	2021
Shares		15,505	29,539
Debt securities		5,694	19,821
Money market and other short-term investments		1,263	1,482
Deposits with financial institutions		2,360	4,105
Unconsolidated investment funds		154,741	191,950
Other		-	3,493
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives		179,563	250,390

Investments in real estate	23.1	443	563
Total investments for account of policyholders		180,006	250,953

Summary of Investments in real estate for account of policyholders

	2022	2021
At January 1	563	467

Additions	-	54

Subsequent expenditure capitalized	10	6

Disposals	(42)	(43)

Fair value gains / (losses)	(61)	46

Net exchange differences	(27)	32
At December 31	443	563

Summary of investment properties are leased out under operating leases
The investment properties are leased out under operating leases.

	2022	2021	2020
Rental income reported as part of investment income	34	30	27

Direct operating expenses from investment in real estate for account of policyholders	5	4	8